Revenues	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenues [Text Block]

23) Revenues

During the year ended December 31, 2024, the Company entered into a contract for the sale of 2,100 tonnes of V2O5, with deliveries occurring between October 17, 2024 and March 31, 2025. The Company receives proceeds upon completion of each delivery. At the option of the buyer, who must elect the total volume no later than 90 days prior to September 30, 2027, the Company may be obligated to repurchase up to a maximum of 2,100 tonnes of V2O5 at a fixed price, with payment and deliver occurring at September 30, 2027. During the year ended December 31, 2024, the Company had delivered 1,200 tonnes of V2O5 into this contract and received proceeds of $13,638.

This contract is accounted for as a sale with a right of return. The likelihood of the repurchase option (the right of return) being elected in 2027 is dependent on the market price of V2O5, which is subject to market uncertainty outside of the Company's control. It was concluded that because of this, it was not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

Accordingly, revenues recognized in the year ended December 31, 2024 for this sale were reduced to $nil and a refund liability, revenues subject to refund, was recognized for $13,638. A right to recover goods asset, inventory subject to return, of $12,804 was recognized. These were both classified as non-current in the consolidated statement of financial position as at December 31, 2024 since any refund and return would only occur in 2027.

	Year ended
	December 31,	December 31,
	2024	2023
V2O5 revenues
Produced products	$57,446	$115,534
Purchased products	988	9,028
	58,434	124,562
V2O3 revenues
Produced products	$8,353	$13,788
Purchased products	-	1,155
	8,353	14,943
FeV revenues
Produced products	$46,890	$57,686
Purchased products	4,872	1,386
	51,762	59,072
Vanadium sales from contracts with customers
	$118,549	$198,577
Ilmenite sales from contracts with customers	6,371	-
Iron ore sales from contracts with customers	-	107
	$124,920	$198,684

In the year ended December 31, 2024, the Company's revenues were from transactions with multiple customers, including one customer who represented more than 10% of revenues. Total revenues with this customer were $12,360 (included in the Sales & trading segment) in 2024.

In the year ended December 31, 2023, the Company's revenues include transactions with two customers who each represented more than 10% of revenues. Total revenues with each of these customers were $54,768 (included in the Sales & trading segment) and $23,621 (included across both the Sales & trading and Mine properties segments).

The following table shows the number of customers who represented more than 10% of revenues in the stated category of revenues.

	Year ended
	December 31,	December 31,
	2024	2023
V2O5 revenues	4	4
V2O3 revenues	3	1
FeV revenues	1	2
Vanadium sales from contracts with customers	1	2
Ilmenite sales from contracts with customers	1	-